Other Expenses, Net (Details) (USD $)	12 Months Ended
	Oct. 31, 2011		Oct. 31, 2010		Oct. 31, 2009
Other Expenses [Abstract]
Research and development	$ 5,629,000		$ 4,533,000		$ 4,035,000
Write-down of investments and other long-term assets	0		1,632,000		938,000
(Gain) loss on sale of investment	(1,691,000)		1,054,000		0
Foreign exchange loss	4,336,000	[1]	32,003,000	[1]	4,735,000	[1]
Other	275,000	[2]	(14,165,000)	[2]	(551,000)	[2]
Other expenses, net	8,549,000		25,057,000		9,157,000
Other TSA Revenue [Member]
Segment Reporting Information [Line Items]
TSA revenue	500,000		14,000,000		600,000
Discontinued Operations, MDS Analytical Technologies [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of MDS Analytical Technologies			$ 450,000,000

[1]	The foreign exchange loss for the year ended October 31, 2010 was primarily a result of the revaluation of the $450.0 million of proceeds from the sale of MDS Analytical Technologies (Note 3) that were held in a Canadian dollar functional currency entity in U.S. dollars to fund the substantial issuer bid. The offset to this non-cash revaluation loss is reflected as foreign currency translation gain in AOCI as part of shareholders' equity.
[2]	Included in other is TSA revenue of $0.5 million (2010- $14.0 million; 2009 - $0.6 million) for the year ended October 31, 2011, relating to the sales of MDS Pharma Services Phase II-IV, Central Labs and Early Stage.